Hilton Tactical Income Fund Investment Objectives and Goals - Hilton Tactical Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hilton Tactical Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hilton Tactical Income Fund (the “Fund”) primarily seeks income
Objective, Secondary [Text Block]	with a secondary investment objective of capital appreciation consistent with the preservation of capital.